Shareholder Report, Line Graph (Details) - USD ($)			7 Months Ended	12 Months Ended		19 Months Ended	24 Months Ended	31 Months Ended	36 Months Ended	43 Months Ended	48 Months Ended	55 Months Ended	60 Months Ended	67 Months Ended	72 Months Ended	79 Months Ended	84 Months Ended	91 Months Ended	96 Months Ended	103 Months Ended	108 Months Ended	120 Months Ended
	Dec. 28, 2017	Jul. 31, 2016	Jul. 31, 2018	Jul. 31, 2026	Jul. 31, 2017	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2026
PGIM Quant Solutions Small-Cap Value Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name				Class A with sales charges
Accumulated Value		$ 9,449.97			$ 11,272.82		$ 12,547.96		$ 10,857.21		$ 7,924.76		$ 14,541.08		$ 15,001.46		$ 15,305.07		$ 17,942.11		$ 16,733.95	$ 23,908.00
PGIM Quant Solutions Small-Cap Value Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name				Class C with sales charges
Accumulated Value		10,000.00			11,843.13		13,080.09		11,219.63		8,100.91		14,695.66		14,973.80		15,078.14		17,423.70		15,989.59	22,370.55
PGIM Quant Solutions Small-Cap Value Fund - Class R
Account Value [Line Items]
Line Graph and Table Measure Name				Class R
Accumulated Value		10,000.00			11,900.02		13,214.78		11,413.86		8,322.87		15,242.69		15,689.26		15,976.47		18,702.05		17,407.31	24,814.76
PGIM Quant Solutions Small-Cap Value Fund - Class Z
Account Value [Line Items]
Line Graph and Table Measure Name				Class Z
Accumulated Value		10,000.00			11,966.43		13,360.93		11,609.07		8,514.06		15,671.87		16,207.50		16,594.06		19,508.03		18,250.51	26,151.90
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R2
Account Value [Line Items]
Line Graph and Table Measure Name				Class R2
Accumulated Value	$ 10,000.00		$ 10,229.95			$ 8,845.04		$ 6,460.35		$ 11,847.28		$ 12,215.65		$ 12,463.35		$ 14,598.50		$ 13,618.79		$ 19,436.26
PGIM QUANT SOLUTIONS SMALL-CAP VALUE FUND - Class R4
Account Value [Line Items]
Line Graph and Table Measure Name				Class R4
Accumulated Value	10,000.00		10,244.62			8,880.93		6,501.23		11,960.92		12,354.85		12,640.69		14,845.02		13,876.73		19,862.76
PGIM Quant Solutions Small-Cap Value Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name				Class R6
Accumulated Value		10,000.00			11,977.46		13,380.71		11,629.48		8,536.04		15,728.66		16,291.21		16,695.10		19,645.71		18,406.46	26,404.62
PGIM Core Bond Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name				Class A with sales charges
Accumulated Value		9,674.67			9,652.67		9,542.43		10,296.14		11,274.35		11,293.05		10,072.19		9,749.42		10,331.38		10,670.35	10,950.30
PGIM Core Bond Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name				Class C with sales charges
Accumulated Value		10,000.00			9,902.25		9,726.25		10,416.10		11,319.95		11,239.60		9,944.34		9,559.92		10,038.71		10,297.61	10,471.20
PGIM Core Bond Fund - Class R
Account Value [Line Items]
Line Graph and Table Measure Name				Class R
Accumulated Value		10,000.00			9,951.57		9,812.95		10,561.71		11,536.40		11,511.06		10,233.58		9,886.43		10,433.17		10,755.14	10,990.54
PGIM Core Bond Fund - Class Z
Account Value [Line Items]
Line Graph and Table Measure Name				Class Z
Accumulated Value		10,000.00			10,001.78		9,912.25		10,722.54		11,792.38		11,840.47		10,593.71		10,299.02		10,935.99		11,330.61	11,664.40
PGIM Core Bond Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name				Class R6
Accumulated Value		10,000.00			10,007.33		9,932.93		10,739.11		11,813.13		11,862.43		10,614.41		10,320.18		10,959.57		11,369.25	11,691.92
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Accumulated Value	10,000	10,000	10,646.859699698169		11,604.204500124832	11,497.099592552999	13,488.745197394092	12,871.881067344624	14,565.933175338756	17,563.069265439193	16,307.674640767067	16,748.240359772408	22,251.04611948712	18,928.100644076945	21,218.72111492993	23,120.346336527724	23,980.434969554735	26,896.414575653223	29,291.685004336796	32,158.424850139116	34,075.67049509896	40,742.22925708039
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg US Aggregate Bond Index
Accumulated Value		10,000			9,948.542276201324		9,868.905322682187		10,666.402026931271		11,745.98507234006		11,663.554699540848		10,600.242096323325		10,243.27251519519		10,765.788944913902		11,129.815585319871	11,431.406854177065
Russell 2000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2000 Value Index
Accumulated Value	10,000	10,000	10,730.628705049974		11,921.487081053094	9,902.873575893294	13,634.911705520595	8,327.312067993415	12,583.121693018189	13,631.854146764277	10,581.128833389963	12,982.13592020319	17,321.36417936008	13,494.098141552959	16,495.797393281762	15,610.146693176945	17,146.324019124393	14,943.924943338809	19,835.08867206682	21,001.444102606958	18,988.551625168024	26,685.55998892315
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2000 Index
Accumulated Value	$ 10,000	$ 10,000	$ 10,953.943079577351		$ 11,845.386793579073	$ 10,469.937718127927	$ 14,064.361129894683	$ 9,989.372644219575	$ 13,442.920417378893	$ 15,180.741059499353	$ 12,825.896876471244	$ 13,010.933300919605	$ 19,491.376112615042	$ 14,039.93437750997	$ 16,705.442346352458	$ 16,040.756419387479	$ 18,026.632591644084	$ 15,951.818728355962	$ 20,595.596438652163	$ 21,404.864506949867	$ 20,481.40451747464	$ 27,482.8655010524